Fees and Expenses - Allspring Municipal Fixed Income Funds	Jun. 30, 2025 USD ($)
California Limited-Term Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[2]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	Institutional
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.47%	0.47%	0.15%
Total Annual Fund Operating Expenses	0.87%	1.62%	0.55%
Fee Waivers	(0.07)%	(0.07)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.80%	1.55%	0.50%
[2],[3]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$280	$465	$666	$1,245
Class C	$258	$504	$875	$1,916
Institutional Class	$51	$171	$302	$684
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$158	$504	$875	$1,916

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31%  of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
California Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
[4]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[5]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	Institutional
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.44%	0.44%	0.12%
Total Annual Fund Operating Expenses	0.84%	1.59%	0.52%
Fee Waivers	(0.09)%	(0.09)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.75%	1.50%	0.48%
[5],[6]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$523	$697	$887	$1,433
Class C	$253	$493	$857	$1,882
Institutional Class	$49	$163	$287	$649
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$153	$493	$857	$1,882

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14%  of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[7]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[8]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	Institutional
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.52%	0.52%	0.15%	0.20%
Total Annual Fund Operating Expenses	1.02%	1.77%	0.65%	0.70%
Fee Waivers	(0.22)%	(0.22)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.80%	1.55%	0.50%	0.55%
[8],[9]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$528	$739	$967	$1,623
Class C	$258	$536	$939	$2,066
Class R6	$51	$193	$347	$796
Institutional Class	$56	$209	$375	$856
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$158	$536	$939	$2,066

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15%  of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[10]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	R6	Institutional
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.43%	0.43%	0.06%	0.11%
Total Annual Fund Operating Expenses	0.82%	1.57%	0.45%	0.50%
Fee Waivers	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.67%	1.42%	0.30%	0.35%
[11]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$366	$539	$727	$1,270
Class C	$245	$481	$841	$1,855
Class R6	$31	$129	$237	$552
Institutional Class	$36	$145	$265	$614
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$145	$481	$841	$1,855

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10%  of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Minnesota Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
[12]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	Institutional
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.51%	0.51%	0.19%
Total Annual Fund Operating Expenses	0.91%	1.66%	0.59%
Fee Waivers	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.84%	1.59%	0.52%
[13]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$532	$720	$925	$1,513
Class C	$262	$517	$896	$1,959
Institutional Class	$53	$182	$322	$731
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$162	$517	$896	$1,959

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21%  of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	Administrator	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None	None
[14]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[15]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	Administrator	Institutional
Management Fees	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.41%	0.41%	0.04%	0.36%	0.09%
Total Annual Fund Operating Expenses	0.74%	1.49%	0.37%	0.69%	0.42%
Fee Waivers	0.00%	0.00%	0.00%	(0.09)%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.74%	1.49%	0.37%	0.60%	0.42%
[15],[16]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$522	$676	$843	$1,327
Class C	$252	$471	$813	$1,779
Class R6	$38	$119	$208	$468
Administrator Class	$61	$212	$375	$850
Institutional Class	$43	$135	$235	$530
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$152	$471	$813	$1,779

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16%  of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
[17]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[18]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	Institutional
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.57%	0.57%	0.25%
Total Annual Fund Operating Expenses	0.97%	1.72%	0.65%
Fee Waivers	(0.23)%	(0.23)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.74%	1.49%	0.49%
[18],[19]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$522	$723	$941	$1,566
Class C	$252	$519	$912	$2,011
Institutional Class	$50	$192	$346	$795
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$152	$519	$912	$2,011

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23%  of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[20]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[21]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	Institutional
Management Fees	0.34%	0.34%	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.42%	0.42%	0.05%	0.10%
Total Annual Fund Operating Expenses	0.76%	1.51%	0.39%	0.44%
Fee Waivers	(0.13)%	(0.13)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.63%	1.38%	0.35%	0.40%
[21],[22]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$263	$425	$601	$1,111
Class C	$240	$464	$811	$1,790
Class R6	$36	$121	$215	$489
Institutional Class	$41	$137	$242	$551
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$140	$464	$811	$1,790

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31%  of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
Strategic Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[23]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	R6	Institutional
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.42%	0.42%	0.05%	0.10%
Total Annual Fund Operating Expenses	0.79%	1.54%	0.42%	0.47%
Fee Waivers	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.79%	1.54%	0.42%	0.47%
[24]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$477	$642	$821	$1,339
Class C	$257	$486	$839	$1,835
Class R6	$43	$135	$235	$530
Institutional Class	$48	$151	$263	$591
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$157	$486	$839	$1,835

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16%  of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	A2	R6	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None	None
[25]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[26]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	A2	R6	Institutional
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.43%	0.43%	0.33%	0.06%	0.11%
Total Annual Fund Operating Expenses	0.68%	1.43%	0.58%	0.31%	0.36%
Fee Waivers	(0.18)%	(0.18)%	(0.18)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%	1.25%	0.40%	0.20%	0.25%
[26],[27]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$250	$395	$554	$1,013
Class C	$227	$435	$764	$1,698
Class A2	$41	$168	$306	$708
Class R6	$20	$89	$163	$382
Institutional Class	$26	$105	$191	$445
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$127	$435	$764	$1,698

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50%  of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
Wisconsin Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  83 and 85 of the Prospectus and “Additional Purchase and Redemption Information” on page  98 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 119  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
[28]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[29]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	Institutional
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.54%	0.54%	0.22%
Total Annual Fund Operating Expenses	0.94%	1.69%	0.62%
Fee Waivers	(0.24)%	(0.24)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.70%	1.45%	0.52%
[29],[30]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$518	$713	$924	$1,532
Class C	$248	$509	$895	$1,978
Institutional Class	$53	$188	$336	$765
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$148	$509	$895	$1,978

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14%  of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%

[1]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

[2]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A, 1.55% for Class C and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[5]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[6]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class C and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[7]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[8]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[9]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6 and 0.55% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[10]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.

[11]
1.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.67% for Class A, 1.42% for Class C, 0.30% for Class R6 and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[12]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[13]
1.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class A, 1.59% for Class C and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[14]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[15]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[16]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[17]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[18]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[19]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.74% for Class A, 1.49% for Class C and 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[20]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

[21]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[22]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6 and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[23]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[24]
1.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.79% for Class A, 1.54% for Class C, 0.42% for Class R6 and 0.47% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[25]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

[26]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[27]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A, 1.25% for Class C, 0.40% for Class A2, 0.20% for Class R6 and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[28]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[29]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[30]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A, 1.45% for Class C and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.